Report Of The Directors Financial Review Risk Report - Trading VaR, 99% 1 Day (Details) - Trading portfolios - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 63.7	$ 52.8
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	47.8	57.5
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	70.8	91.5
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	36.6	42.1
Foreign exchange (FX) and commodity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7.4	8.9
Foreign exchange (FX) and commodity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	10.4	11.1
Foreign exchange (FX) and commodity | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	23.0	16.9
Foreign exchange (FX) and commodity | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4.9	5.4
Interest rate (IR)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	30.8	49.8
Interest rate (IR) | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	38.2	42.8
Interest rate (IR) | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	67.1	64.2
Interest rate (IR) | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	27.2	31.8
Equity (EQ)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	32.6	11.8
Equity (EQ) | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16.7	20.4
Equity (EQ) | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	32.6	32.4
Equity (EQ) | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9.1	11.8
Credit spread (CS)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	31.1	5.9
Credit spread (CS) | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	15.4	13.5
Credit spread (CS) | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	31.8	28.1
Credit spread (CS) | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5.1	5.0
Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(38.2)	(23.5)
Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ (32.9)	$ (30.3)